Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties

NOTE 8 – Risks and Uncertainties
The Plan utilizes various investment instruments. The Plan’s investments are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term would materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.
As of December 31, 2025, Plan assets invested in one mutual fund and two target date collective investment income funds representing more than 10% of Net Assets Available for Benefits which totaled $160,693,465 and $577,325,556, respectively. As of December 31, 2024, Plan assets invested in two target date collective investment income funds representing more than 10% of the Net Assets Available for Benefits which totaled $396,090,519.